Net income (loss) per share and net income (loss) attributable to common stockholders	12 Months Ended
Dec. 31, 2023
Net income (loss) per share and net income (loss) attributable to common stockholders
Net income (loss) per share and net income (loss) attributable to common stockholders

15. Net income (loss) per share and net income (loss) attributable to common stockholders

The following table details the computation of the basic and diluted net income (loss) per share:

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Net income (loss) attributable to X Financial	825,407,023	811,996,439	1,186,793,974	167,156,435
Shares (denominator):
Weighted average number of ordinary shares used in computing basic EPS	329,230,273	316,444,826	288,115,969	288,115,969
Basic net income (loss) per share	2.51	2.57	4.12	0.58
Diluted effects of stock options and RSUs	7,650,809	5,958,561	2,717,245	2,717,245
Weighted average number of ordinary shares used in computing diluted EPS	336,881,082	322,403,387	290,833,214	290,833,214
Diluted net income (loss) per share	2.45	2.52	4.08	0.57

Diluted income (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2022	2023
Stock options	32,139,614	29,293,014	3,602,998
Restricted stocks units	27,100,812	21,398,126	12,613,046